As filed with the Securities and Exchange Commission on January 15, 2014

1933 Act Registration No. 333-139186

1940 Act Registration No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. _	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 14	☒

ALPS VARIABLE INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

DAVID T. BUHLER, SECRETARY

ALPS VARIABLE INVESTMENT TRUST

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Name and Address of Agent for Service)

Copy to:

PETER H. SCHWARTZ, ESQ.

DAVIS GRAHAM & STUBBS LLP

1550 SEVENTEENTH STREET, SUITE 500

DENVER, COLORADO 80202

303-892-9400

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on April 7, 2014 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

ALPS VARIABLE INVESTMENT TRUST

ALPS | JPMorgan ETF Efficiente 5 TR Index Portfolio: Class I (            ), Class II (            ) and Class III (            )

                 , 2014

The Securities and Exchange Commission has not approved or disapproved the Trust’s shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

The ALPS | JPMorgan ETF Efficiente 5 TR Index Portfolio (the “Portfolio”) seeks investment results that track the performance (before fees and expenses) of its underlying index, the JPMorgan ETF Efficiente 5 TR Index (the “Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I		Class II		Class III
Management Fee		%		%		%
Distribution and/or Service (12b-1) Fees		%		%		%
Other Expenses		%		%		%
Shareholder Service Fees		%		%		%
Other Portfolio Expenses(1)		%		%		%
Acquired Fund Fees and Expenses(1)		%		%		%
Total Annual Fund Operating Expenses		%		%		%
Fee Waiver/Expense Reimbursement(2)		%		%		%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		%		%		%

(1) “Other Portfolio Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the Portfolio’s initial fiscal year.

(2) ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of     % of the Portfolio’s Class I, Class II or Class III shares average daily net assets through                  , 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years

Class I	$	$
Class II	$	$
Class III	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Portfolio will normally invest at least 90% of its net assets (including any amounts borrowed for investment purposes) in the securities or cash components that comprise the Index. The Index is comprised of a basket of 12 ETFs (the “ETF Constituents”) and the JPMorgan Cash Index USD 3 Month (the “Cash Constituent”, together with the ETF Constituents, referred to as the “Basket Constituents”).

Developed and sponsored by J.P. Morgan Securities plc (the “Index Provider”), which also acts as index calculation agent for the Index, the Index is intended to provide exposure to a range of asset classes and geographic regions based on the modern portfolio theory approach to asset allocation.

The modern portfolio theory approach to asset allocation suggests how a rational investor should be expected to allocate capital across the available universe of assets to maximize potential returns for a given risk tolerance. The Index uses the concept of an “efficient frontier” to define asset allocation of the Index. An “efficient frontier” for a portfolio of assets defines the optimal return of the portfolio for a given amount of risk, using volatility of returns of hypothetical portfolios as the measure of risk. Volatility measures the variability of returns of an underlying asset, in this case, the Basket Constituents.

On a monthly basis the Index will be rebalanced to determine the allocations to the Basket Constituents based on the rules that govern the Index. The weights for each Basket Constituent will be determined subject to certain weighting constraints, as described elsewhere in the Portfolio’s Prospectus, including constraints on the weight of each Basket Constituent as well as constraints on the sum of the weights for Basket Constituents within a sector. The Index seeks to identify the weights for each Basket Constituent that would have resulted in the hypothetical portfolio with the highest return over approximately the previous six months while realizing an annualized volatility over the same period of 5% or less. The portfolio exhibiting the highest return with an annualized volatility of 5% or less is selected, and the weighting for such portfolio is applied to the Basket Constituents.

The Cash Constituent was developed by, and is calculated, maintained and published by, J.P. Morgan Securities LLC, an affiliate of the Index Provider. J.P. Morgan Securities LLC has no obligation to continue to publish, and may discontinue the publication of, the Cash Constituent. The Cash Constituent is reported by Bloomberg L.P. under the ticker symbol “JPCAUS3M.” The Cash Constituent measures the total return performance of constant maturity euro-currency deposits from rolling over a euro-currency deposit every business day. The Cash Constituent is calculated daily using quotes for 3-month LIBOR rates for the United States from the British Bankers Association (see Reuters page LIBOR01).

Under normal conditions, the Portfolio generally will invest in all of the securities or cash components that comprise the Index in proportion to their weightings in the Index; however, under some circumstances, it may not be possible or practicable to purchase all of the securities or cash components in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities or cash components in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Principal Risks of Investing in the Portfolio

The main risks of investing in the Portfolio are below. Like all investments in securities, you risk losing money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Additional Information on the Portfolio’s Principal Investment Risks can be found in the Prospectus for the Portfolio.

Investment Risk. An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest. There is no guarantee that the concept of an “efficient frontier” combined with modern portfolio theory will generate positive returns for the Index or that other theories applied to the portfolio of the Basket Constituents would not produce a better result than an investment linked to the Index. Since the investment strategy involves monthly rebalancing and maximum weighting caps applied to the Basket Constituents by asset type and geographical region, the Index may not outperform any alternative strategy related to the Basket Constituents, or may not achieve its target volatility. Changes in the value of the Basket Constituents may offset each other.

Index Specific Risk. The performance of the Basket Constituents comprising the Index may become highly correlated from time to time during the term of your investment. High correlation during periods of negative returns among Basket Constituents representing any one sector or asset type that have a substantial weighting in the strategy could have a material adverse effect on the performance of the investment strategy.

Momentum Strategy Risk. The Index employs a mathematical model intended to implement what is generally known as a momentum investment strategy, which seeks to capitalize on positive market price trends based on the supposition that positive market price trends may continue. This strategy is different from a strategy that seeks long-term exposure to a portfolio consisting of constant components with fixed weights. The Index may fail to realize gains that could occur as a result of holding assets that have experienced price declines, but subsequently experience a sudden price spike.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or the components of an exchange-traded fund, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fund of Funds Risks. The Portfolio is a “fund-of-funds” that invests in the ETF Constituents of the Index, and the Portfolio will bear its proportionate share of any fees and expenses of the ETF Constituents in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the ETF Constituents and may be higher than in mutual funds that invest directly in stocks and bonds.

ETF Risks. ETF Constituents are subject to the following risks: (i) the market price of an ETF Constituent’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF Constituent; (iii) trading of an ETF Constituent’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF Constituent may fail to achieve close correlation with the index or asset that it tracks.

Market Timing Risk. The Portfolio may invest in shares of an ETF Constituent which in turn may invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the ETF Constituents’ policies and procedures with respect to market timing, performance of the ETF Constituents may be diluted due to market timing, which may affect the performance of the Portfolio.

ETF Constituent Risks. An ETF Constituent’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Foreign Securities Risk, (iii) Emerging Markets Risk, (iv) Currency Exchange Risk, (v) Commodity Risk, (vi) Futures Contract Risk and (vii) Fixed-Income Risk. Additional information concerning these risks is available in the Portfolio’s Prospectus.

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940 (the “1940 Act”). This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified.” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities

Passive Management Risk. Unlike many investment companies, the Portfolio is not actively managed. Therefore, it may not necessarily sell an ETF Constituent solely because the ETF Constituent is performing poorly unless that ETF Constituent is removed from the Index. In addition, each ETF Constituent is managed with a passive investment strategy, attempting to track the performance of an unmanaged index or asset. As a result, the ETF Constituents may themselves hold constituent securities or other assets regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments regardless of market conditions or the performance of individual securities or other assets could cause an ETF Constituent’s return to be lower or higher than if the ETF Constituent employed an active strategy.

Non-Correlation Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index. Correlation may also be negatively affected because the Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses. In addition, if the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index as would be the case if the Portfolio purchased all of the Basket Constituents in the Index with the same weightings as the Index.

New Portfolio Risk. The Portfolio is newly formed and therefore has no performance history for investors to evaluate.

Performance

As of the date of this Prospectus, the Portfolio has not yet commenced operations. When the Portfolio has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns compared to benchmarks selected for the Portfolio. Updated performance information will be available on the Portfolio’s website at www.                .com or by calling 1-866-432-2926.

Investment Adviser

ALPS Advisors, Inc. is the investment adviser to the Portfolio.

Portfolio Managers

Michael Akins, Senior Vice President, Index Management, of the Adviser. Mr. Akins has managed the Portfolio since its inception.

Tax Information

The Portfolio’s distributions are not taxable if you are investing through a tax-deferred arrangement, such as a variable insurance contract. Such tax-deferred arrangements may be taxed later upon withdrawals of monies from those arrangements. However, if the Portfolio’s distributions are taxable, the distributions will be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

This Portfolio is only offered as an underlying investment option for variable insurance contracts and to qualified plans. The Portfolio and its related companies may make payments to sponsoring insurance companies, their affiliates or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing insurance companies to include the Portfolio as an underlying investment option in a variable insurance contract. In addition, these payments may be a factor that another financial intermediary considers in including the Portfolio as an investment option under a qualified plan. The prospectus or other offering documents for variable insurance contracts or plans may also contain additional information about these payments.

4

THE PORTFOLIO

This Prospectus describes one portfolio (the “Portfolio”) of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”). The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

There are [        ] portfolios in the Trust: the Ibbotson Conservative ETF Asset Allocation Portfolio, the Ibbotson Income and Growth ETF Asset Allocation Portfolio, the Ibbotson Balanced ETF Asset Allocation Portfolio, the Ibbotson Growth ETF Asset Allocation Portfolio, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, the Ibbotson MVP ETF Portfolio, the ALPS/Alerian Energy Infrastructure Portfolio, and the Portfolio. The Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio each offer Class I and Class II shares. The Ibbotson MVP ETF Portfolio offers Class I, II and III shares, and the ALPS/Alerian Energy Infrastructure Portfolio offers Class I and Class III shares.

This Prospectus includes important information about the Portfolio that you should know before investing. You should read this Prospectus and keep it for future reference. You also should read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. The separate account prospectus provided by your intermediary contains important information about the contract, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not discussed in this Prospectus. Detailed information about the fees associated with your investment program can be found in the accompanying disclosure document included with this Prospectus. You may incur additional fees, and be subject to different terms and conditions, depending on your tax situation.

THE PORTFOLIO’S PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

The Board of Trustees may change the investment objective or the principal investment strategies, or both, without a shareholder vote. If there is a material change to the investment objective or principal investment strategy, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will achieve its investment objective.

Investment Objective

The Portfolio seeks investment results that track the performance (before fees and expenses) of its underlying index, the JPMorgan ETF Efficiente 5 TR Index (the “Index”).

Principal Investment Strategies

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Portfolio will normally invest at least 90% of its net assets (including any amounts borrowed for investment purposes) in the securities or cash components that comprise the Index. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. The Index is comprised of a basket of 12 ETFs (the “ETF Constituents”) and the JPMorgan Cash Index USD 3 Month (the “Cash Constituent”, together with the ETF Constituents referred to as the “Basket Constituents”). Developed and sponsored by J.P. Morgan Securities plc (the “Index Provider”), which also acts as index calculation agent for the Index, the Index is intended to provide exposure to a range of asset classes and geographic regions based on the modern portfolio theory approach to asset allocation.

The modern portfolio theory approach to asset allocation suggests how a rational investor should be expected to allocate capital across the available universe of assets to maximize potential returns for a given risk tolerance. The Index uses the concept of an “efficient frontier” to define asset allocation of the Index. An “efficient frontier” for a portfolio of assets defines the optimal return of the portfolio for a given amount of risk, using volatility of returns of hypothetical portfolios as the measure of risk. Volatility measures the variability of returns of an underlying asset, in this case, the Basket Constituents. The historical (or realized) volatility of a portfolio can be measured in a variety of ways. For the Index, the portfolio volatility is calculated from the historical returns of the Basket Constituents over a 126-weekday observation period.

The Index seeks to identify the weights for each Basket Constituent that would have resulted in the hypothetical portfolio with the highest return over approximately the previous six months while realizing an annualized volatility over the same period of 5% or less. Thus, the portfolio exhibiting the highest return with an annualized volatility of 5% or less is selected, and the weighting for such portfolio is applied

5

to the Basket Constituents. This forms the practical application of the modern portfolio theory and the “efficient frontier.”

Under normal conditions, the Portfolio generally will invest in all of the securities or cash components that comprise the Index in proportion to their weightings in the Index; however, under some circumstances, it may not be possible or practicable to purchase all of the securities or cash components in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities or cash components in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Index Construction

The Index is rebalanced on the first business day of each calendar month. Each day on which the Index is rebalanced is known as a “Re-weighting Date.” On each Re-weighting Date, the weights assigned to each Basket Constituent may be adjusted based on the mathematical rules that govern the Index. The weights for each Basket Constituent will be determined subject to certain weighting constraints, including constraints on the weight of each Basket Constituent as well as constraints on the sum of the weights for Basket Constituents within a sector.

On each selection date for the monthly rebalancing of the Index, the weighting algorithm implements the following steps:

¡	The algorithm identifies all eligible portfolios from the Basket Constituents and calculates the performance for each portfolio for an observation period over approximately the previous six months.
¡	For each eligible portfolio, the algorithm calculates the annualized realized volatility over the same observation period.
¡	The performance and volatilities of the eligible portfolios are used to construct the “efficient frontier.”
¡

The algorithm selects the eligible portfolio with the strongest performance that has an annualized realized volatility equal to or less than 5%. If no such portfolio exists, the target volatility is increased in increments of 1%, and the selection procedure is repeated until an appropriate portfolio is identified.

The following table sets forth the Basket Constituents that comprise the Index, absent an extraordinary event, and the maximum weighting constraints assigned to each asset as well the sectors of assets. The minimum weighting constraint applicable to each asset or sector of assets is zero.

Sector / Total Weighting Constraint	Basket Constituent	Maximum Weight for Basket Constituent
Developed Equities 50%	SPDR® S&P 500® ETF Trust	20%
	iShares® Russell 2000 ETF	10%
	iShares® MSCI EAFE ETF	20%
Bonds 50%	iShares® Barclays 20+ Year Treasury Bond ETF	20%
	iShares® iBOXX $ Investment Grade Corporate Bond ETF	20%
	iShares® iBOXX $ High Yield Corporate Bond ETF	20%
Emerging Markets 25%	iShares® MSCI Emerging Markets ETF	20%
	iShares® J.P. Morgan USD Emerging Markets Bond ETF	20%
Alternative Investments 25%	iShares® U.S. Real Estate ETF	20%
	iShares® S&P GSCI™ Commodity-Indexed Trust	10%
	SPDR® Gold Trust	10%
Inflation Protected Bonds and Cash 50%	iShares® TIPS Bond ETF	50%
	JPMorgan Cash Index USD 3 Month*	50%

J.P. Morgan Securities LLC, an affiliate of the Index Provider, is the sponsor of the Cash Constituent and of the underlying index for the iShares® J.P. Morgan USD Emerging Markets Bond ETF, which is one of the ETF Constituents.

6

Under certain extraordinary circumstances, any ETF Constituent may be replaced by a substitute index that possesses substantially similar characteristics or provides a substantially similar exposure as the ETF Constituent being replaced, as determined by the Index Provider in its discretion. If the Index Provider determines in its discretion that no suitable substitute ETF or index is available for an ETF Constituent that ceases to be available, then such ETF Constituent will be replaced with the Cash Constituent as its substitute. Under such circumstances, the aggregate weight of the Cash Constituent in the Index may be greater than the maximum 50% weight limit allocated for the Cash Constituent because a portion of such aggregate weight would be subject to the separate maximum weight limit specific to the affected ETF Constituent. Changing an ETF Constituent or the Cash Constituent may affect the performance of the Index, as the replacement constituent may perform better or worse than the constituent that is replaced.

Principal Investment Risks

Investment Risk. An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest. There is no guarantee that the concept of an “efficient frontier” combined with modern portfolio theory will generate positive returns for the Index or that other theories applied to the portfolio of the Basket Constituents would not produce a better result than an investment linked to the Index. Since the investment strategy involves monthly rebalancing and maximum weighting caps applied to the Basket Constituents by asset type and geographical region, the Index may not outperform any alternative strategy related to the Basket Constituents, or may not achieve its target volatility. Changes in the value of the Basket Constituents may offset each other.

Index Specific Risk. The performance of the Basket Constituents comprising the Index may become highly correlated from time to time during the term of your investment. High correlation during periods of negative returns among Basket Constituents representing any one sector or asset type that have a substantial weighting in the strategy could have a material adverse effect on the performance of the investment strategy.

Momentum Strategy Risk. The Index employs a mathematical model intended to implement what is generally known as a momentum investment strategy, which seeks to capitalize on positive market price trends based on the supposition that positive market price trends may continue. This strategy is different from a strategy that seeks long-term exposure to a portfolio consisting of constant components with fixed weights. The Index may fail to realize gains that could occur as a result of holding assets that have experienced price declines, but subsequently experience a sudden price spike.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or the components of an exchange-traded fund, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fund of Funds Risks. The Portfolio is a “fund-of-funds” that invests in the ETF Constituents of the Index, and the Portfolio will bear its proportionate share of any fees and expenses of the ETF Constituents in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the ETF Constituents and may be higher than in mutual funds that invest directly in stocks and bonds. Also, the Portfolio may be prevented from fully allocating assets to a particular ETF Constituent due to fund of funds investment limitations under the 1940 Act.

ETF Risks. ETF Constituents are subject to the following risks: (i) the market price of an ETF Constituent’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF Constituent’s shares may not develop or be maintained; (iii) trading of an ETF Constituent’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF Constituent may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF Constituent’s returns from that of its corresponding index. Some ETF Constituents may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETF Constituents will be borne by the Portfolio.

Market Timing Risk. The Portfolio may invest in shares of an ETF Constituent which may in turn invest in securities such as small-capitalization stocks or securities listed on foreign exchanges that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the ETF Constituents’ policies and procedures with respect to market timing, performance of the ETF Constituents may be diluted due to market timing, which may affect the performance of the Portfolio.

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Trust’s distributor, ALPS Portfolio Solutions Distributor, Inc., and its Transfer Agent, ALPS Fund Services, Inc., or affiliates thereof, currently provide distribution and/or transfer agent services to several ETFs which could be purchased by the Portfolio to the extent they constitute ETF Constituents in the Index (“ALPS Clients’ ETFs”). If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Portfolio invested in ALPS Clients’ ETFs.

7

J.P. Morgan Securities LLC, an affiliate of the Index Provider, is the licensor of the Index and the sponsor of one of the Basket Constituents (the JPMorgan Cash Index USD 3 Month). J.P. Morgan Securities LLC is also the sponsor of the JPMorgan EMBI Global Core Index, which is the index underlying the iShares® JPMorgan USD Emerging Markets Bond ETF, one of the Basket Constituents. J.P. Morgan Securities LLC may, as a last resort, if there are no valid prices available for composite instruments included in the JPMorgan EMBI Global Core Index, price such composite instruments by asking its traders to provide a market bid and ask. Neither J.P. Morgan Securities LLC nor J.P. Morgan Securities plc will have any obligation to consider your interests in taking any actions that might affect the value of your investment.

JPMorgan Chase & Co., the financial holding company parent for J.P. Morgan Securities LLC and J.P. Morgan Securities plc, is currently one of the companies that make up the SPDR® S&P 500® ETF Trust, but, to the knowledge of J.P. Morgan Securities LLC, JPMorgan Chase & Co. is not currently affiliated with any other issuers the securities of which are held by the Basket Constituents. JPMorgan Chase & Co. will not have any obligation to consider your interests in taking any actions that might affect the value of your investment.

ETF Constituent Risks. An ETF Constituent’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include:

Equity Securities Risk. ETF Constituent investments may be subject to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. ETF Constituent investments may decline in value if the stock markets perform poorly. There is also a risk that the ETF Constituent investments will underperform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk. Foreign securities held by an ETF Constituent are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Risk. To the extent that ETF Constituents invest in issuers located in emerging markets, the risk associated with investing in foreign securities may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Exchange Risk. There is a risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the non-U.S. investments of the ETF Constituents to decline in terms of U.S. dollars. Additionally, certain of the ETF Constituent’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of foreign currency.

Commodity Risk. Some of the ETF Constituents may invest directly or indirectly in physical commodities, such as gold, silver and other precious minerals. Thus, the ETF Constituents may be affected by changes in commodity prices. Commodity prices tend to be cyclical and can move significantly in short periods of time. In addition, new discoveries or changes in government regulations can affect the price of commodities.

Futures Contract Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by the ETF Constituent and the price of the futures contract; the possible lack of a liquid secondary market for the futures contract and the resulting inability to close a futures contract when desired; losses caused by unanticipated market movements, which are potentially unlimited; the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and the possibility that the counterparty will default on the performance of its obligations.

Fixed-Income Risk. The risks associated with fixed-income securities in which certain of the ETF Constituents may invest include:

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security held by an ETF Constituent will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of an ETF Constituent may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Portfolio’s income producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to

8

greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities held by an ETF Constituent with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

High-Yield Risk. Investment in ETF Constituents which invest in high-yield or “junk” bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Non-Diversification Risk. The Portfolio is non-diversified under the 1940 Act. This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified.” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. An investment in the Portfolio may therefore present greater risk to an investor than an investment in a diversified portfolio.

Passive Management Risk. Unlike many investment companies, the Portfolio is not actively managed. Therefore, it may not necessarily sell an ETF Constituent solely because the ETF Constituent is performing poorly unless that ETF Constituent is removed from the Index. In addition, each ETF Constituent is managed with a passive investment strategy, attempting to track the performance of an unmanaged index or asset. As a result, the ETF Constituents may themselves hold constituent securities or other assets regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments regardless of market conditions or the performance of individual securities or other assets could cause an ETF Constituent’s return to be lower or higher than if the ETF Constituent employed an active strategy.

Non-Correlation Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index. Correlation may also be negatively affected because the Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses. In addition, if the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index as would be the case if the Portfolio purchased all of the Basket Constituents in the Index with the same weightings as the Index.

New Portfolio Risk. The Portfolio is newly formed and therefore has no performance history for investors to evaluate.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Non-Principal Investment Strategies

As a principal investment strategy, the Portfolio will normally invest at least 90% of its net assets in Basket Constituents that comprise the Index. As a non-principal investment strategy, the Portfolio may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Portfolio in seeking performance that corresponds to the Index (and which will be counted towards the Portfolio’s policy to normally invest at least 90% of its net assets in securities that comprise the Index), and in managing cash flows.

The Portfolio may borrow money from a bank up to a limit of 10% of the value of its total assets, but only for temporary or emergency purposes. The Portfolio will not lend its portfolio securities.

Index Provider

J.P. Morgan Securities plc (the “Index Provider”) (formerly known as J.P. Morgan Securities Ltd.) is the developer and sponsor of the Index and also acts as index calculation agent for the Index. J.P. Morgan Securities LLC (the “Index Licensor”), an affiliate of the Index Provider, has entered into an index licensing agreement (the “Licensing Agreement”) with the Adviser to allow the Adviser’s use of the Index for the operation of the Portfolio. The Adviser pays licensing fees to the Index Licensor from the Adviser’s management fees or other resources. The Portfolio pays no fees to the Index Licensor or the Adviser for use of the Index.

J.P. Morgan Securities LLC is also the sponsor of one of the Basket Constituents (the JPMorgan Cash Index USD 3 Month) and the sponsor of the JPMorgan EMBI Global Core Index, which is the index underlying the iShares® JPMorgan USD Emerging Markets Bond ETF, one of the Basket Constituents. J.P. Morgan Securities LLC may, as a last resort, if there are no valid prices available for composite instruments included in the JPMorgan EMBI Global Core Index, price such composite instruments by asking its traders to provide a market bid and ask. Neither J.P. Morgan Securities LLC nor J.P. Morgan Securities plc will have any obligation to consider your interests

9

in taking any actions that might affect the value of your investment.

JPMorgan Chase & Co., the financial holding company parent for J.P. Morgan Securities LLC and J.P. Morgan Securities plc, is currently one of the companies that make up the SPDR® S&P 500® ETF Trust, but, to the knowledge of J.P. Morgan Securities LLC, JPMorgan Chase & Co. is not currently affiliated with any other issuers the securities of which are held by the Basket Constituents. JPMorgan Chase & Co. will not have any obligation to consider your interests in taking any actions that might affect the value of your investment.

Disclaimers

Neither the Index Provider nor the Index Licensor nor JPMorgan Chase & Co. nor any affiliate thereof (collectively, “J.P. Morgan”) is responsible for the descriptions of the Index or the Portfolio that appear herein. J.P. Morgan is not affiliated with the Trust, the Adviser or the Distributor.

The Portfolio is not sponsored, endorsed or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities or commodities generally or in the Portfolio particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived therefrom and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Portfolio. J.P. Morgan has no obligation to take the needs of the Adviser (in its capacity as licensee of the Index, the “Licensee”), the Portfolio or the shareholders of the Portfolio into consideration in determining, composing or calculating the Index. J.P. Morgan is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Portfolio or in the determination or calculation of the NAV of the Portfolio. J.P. Morgan has no obligation or liability in connection with the administration or trading of the Portfolio.

J.P. Morgan does not guarantee the accuracy and/or completeness of the Index or any data included therein, and J.P. Morgan shall have no liability for any errors, omissions, or interruptions therein. J.P. Morgan makes no warranty, express or implied, as to results to be obtained by the Licensee, the Portfolio, Portfolio shareholders or any other person or entity from the use of the Index or any data included therein. J.P. Morgan makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between J.P. Morgan and Licensee.

The JPMorgan ETF Efficiente 5 TR Index is the exclusive property of J.P. Morgan.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Portfolio, owners of the Shares of the Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Master/Feeder Structure

In lieu of investing directly, the Portfolio may seek to achieve its investment objective by converting to a Master/Feeder Structure pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio. The Master/Feeder Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thereby achieving certain economies of scale, reducing the operating expense associated with each Portfolio. The Statement of Additional Information (“SAI”) contains more information about the possible conversion to a Master/Feeder Structure.

DESCRIPTION OF SHARE CLASSES

The Portfolio offers Class I, Class II, and Class III shares. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.

Authorized Classes

10

The Portfolio may issue one or more classes of shares, in the same or separate prospectuses, which includes Class I, Class II and Class III (collectively, the “Classes” and individually, each a “Class”).

Class I, Class II and Class III shares are sold without a sales load. Class II shares are offered with fees for distribution, servicing and marketing of such shares (“12b-1 Fees”) pursuant to a Distribution Plan. The shareholder servicing activities generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting. In addition to 12b-1 Fees, Class III shares are also offered with fees for non-distribution related services provided to shareholders (“Service Fees”). Class I shares do not impose 12b-1 Fees or Service Fees. A Contract Owner’s insurance company or Participant’s retirement plan administrator may make one or more of the share classes available in connection with their contract or separate account with that company.

The Classes of shares issued by the Portfolio will be identical in all respects except for Class designation, allocation of certain expenses for a Class directly related to the distribution or service arrangement, or both, and voting rights. Each Class votes separately with respect to issues affecting only that Class. Shares of all Classes will represent interests in the same investment Portfolio. Therefore, each Class is subject to the same investment objectives, policies and limitations.

Class Expenses

Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets, that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”).

Class Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment adviser, underwriter, or any other provider of services to the Portfolio with respect to each Class of the Portfolio on a Class by Class basis.

Exchange Privileges

Shareholders may exchange shares of the Portfolio for shares of any of the other portfolios of the Trust which are available for sale in their state.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is registered with the Securities and Exchange Commission as an investment adviser. The Adviser currently employs [    ] investment professionals with more than [        ] years combined industry experience managing subadvisers.

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Portfolio’s business affairs. The Adviser invests the assets of the Portfolio, either directly or through the use of subadvisers, according to the Portfolio’s investment objective, policies and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Portfolio pays the Adviser an annual management fee of         % based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis.

The initial term of the Advisory Agreement is two years. The Board of the Trust may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Portfolio or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.

A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2014.

Portfolio Manager

The individual primarily responsible for management of the Portfolio is the individual identified below (the “Portfolio Manager”).

Michael Akins, Senior Vice President Index Management, of the Adviser. Mr. Akins is the Portfolio Manager of the Portfolio. Prior to joining the Adviser, Mr. Akins served as Deputy Chief Compliance Officer for ALPS Fund Services, Inc. (“ALPS”). Before joining ALPS, Mr. Akins was Assistant Vice President and Compliance Officer for UMB Financial Corporation and prior to UMB, he was an Account Manager at State Street Corporation. Mr. Akins has over 10 years financial services experience, is an Honor Graduate from the Fiduciary and Investment Risk Management School and graduated from Briar Cliff University with a B.A. in Business Administration.

The SAI provides additional information about the Portfolio Manager, including Portfolio Manager compensation, other accounts managed

11

by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in the Portfolio.

SHAREHOLDER INFORMATION

Buying and Selling Shares

The Portfolio may sell its shares only to separate accounts of various insurance companies (the “Insurer(s)”) and to various qualified plans (“Retirement Plans”). Shares are available through investment in various Retirement Plans, or purchase of certain variable annuity contracts or life insurance policies (“Contracts”) issued by Insurers. If you are a Contract Owner, the Insurer will allocate your premium payments to the Portfolio through separate accounts in accordance with your Contract.

The Retirement Plans and separate accounts of Insurers are the shareholders of record of the Portfolio’s shares. Any reference to the “shareholder” in this Prospectus generally refers to the Retirement Plans and the Insurers’ separate accounts. “Shareholder” does not refer to the individual investor, but the Contract Owner in such separate account or as a Participant in such Retirement Plan.

The Trust has received exemptive relief from the Securities and Exchange Commission to sell Portfolio shares to, among others, separate accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated life insurance companies and unaffiliated life insurance companies, and trustees of qualified group pension and group retirement plans outside of the separate account context. Due to differences in tax treatment and other considerations, the interests of certain contract owners and Retirement Plans may conflict. The Trust’s Board of Trustees will monitor events in order to attempt to identify the existence of any material irreconcilable conflicts and to determine any action to be taken in response.

The Portfolio continuously offers shares to Insurers and Retirement Plans at the net asset value (“NAV”) per share next determined after the Trust or its designated agent receives and accepts a proper purchase or redemption request. Each Insurer or Retirement Plan submits purchase and redemption orders to the Trust based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests that are furnished to the Insurer by such Contract Owners or by Participants. The Insurers and Retirement Plans are designated agents of the Portfolio. The Trust, the Adviser and the Portfolio’s distributor reserve the right to reject any purchase order from any party for shares of the Portfolio.

The Portfolio may refuse to sell its Shares to any Insurer or Retirement Plan or may suspend or terminate the offering of the Portfolio’s Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio’s shareholders. It is possible that a Retirement Plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on Insurer separate accounts investing in the Portfolio. The Adviser intends to monitor such Retirement Plans, and the Portfolio may discontinue sales to a Retirement Plan and require Participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of the Adviser is at risk of losing) its qualified plan status.

The Portfolio will ordinarily make payment for redeemed shares within seven (7) business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures from either the Insurer or Retirement Plan required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts such instructions in proper form.

The Portfolio may suspend the right of redemption or postpone the date of payment during any period when trading on the New York Stock Exchange (“NYSE”) is restricted, or the NYSE is closed for other than weekends and national holidays; when an emergency makes it not reasonably practicable for a Portfolio to dispose of its assets or calculate its NAV; or as permitted by the Securities and Exchange Commission.

Certain Insurers, separate accounts, or Adviser affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Portfolio’s Shares. Redemptions by these Insurers or separate accounts of their holdings in the Portfolio may impact the Portfolio’s liquidity and NAV. These redemptions may also force the Portfolio to sell securities, which may negatively impact the Portfolio’s brokerage costs.

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Portfolio’s NAV. Shareholders receiving an ‘in-kind’ redemption may realize a gain or loss for tax purposes when liquidating acquired securities and will incur all transaction fees.

The accompanying disclosure documents for the Contracts or Retirement Plans describes the allocation, transfer, and withdrawal provisions of such Contract or Retirement Plan. These Contracts and Retirement Plans may assess fees and expenses that are not described in this Prospectus. You should review the accompanying disclosure documents for a complete description of such fees and expenses, if any.

Administrative Fees (Networking, Omnibus Positioning Fee)

12

Certain Insurers or other intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Portfolio. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees are paid by the Portfolio to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Portfolio converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Portfolio may increase.

Valuing Shares

The price at which you buy, sell, or exchange Portfolio shares is the share price or NAV. The share price for shares of the Portfolio is determined by adding the value of the Portfolio’s investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the shares outstanding of the Portfolio. The Portfolio is open for business each day that the NYSE is open (a “Business Day”). Each NAV is calculated at the close of that Business Day, which coincides with the close of regular trading of the NYSE (normally 4:00 p.m. Eastern Time). NAV is not calculated on the days that the NYSE is closed.

When the Portfolio calculates its NAV, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the Trustees.

Excessive Trading and Market Timing Activities

While the Portfolio provides its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive trading and market timing activities (“Disruptive Trading”) in the Portfolio’s shares can be disruptive to the management of the Portfolio and as a result may hurt the long-term performance of the Portfolio.

For example, Disruptive Trading activities may expose long-term shareholders to additional risks, such as:

¡	dilution of the value of the Portfolio’s shares held by long-term shareholders who do not engage in this activity;

¡	the loss of investment opportunity by requiring the Portfolio to maintain more liquid assets as opposed to being able to invest such assets in Basket Constituents; and

¡	increased brokerage and administrative cost to the Portfolio due to redemption requests that are unusually large in either dollar amounts or number of redemptions.

In order to attempt to protect Trust investors, the Trust’s Board of Trustees has adopted policies that it believes are reasonably designed to discourage Disruptive Trading. The Portfolio is typically available as an investment option under a number of different variable insurance products of Insurers and Retirement Plans. Contract Owners of these variable insurance products and Participants of these Retirement Plans may typically transfer value among subaccounts of the Insurer’s separate accounts or Retirement Plans by contacting the Insurer or Retirement Plan, as applicable. The resulting purchases and redemptions of Portfolio shares may be made through omnibus accounts of the Insurer’s separate account or Retirement Plan, as applicable. The right of a Contract Owner or Participant to transfer among subaccounts is governed by a contract or plan between the Insurer or Retirement Plan and such Contract Owner or Participant, respectively. Because the record owners of the Portfolio are generally the Insurers or Retirement Plans, and not the Contract Owners or Participants, the Trust is not ordinarily in a position to directly monitor for or uncover Disruptive Trading by Contract Owners or Participants. The terms of these contracts or plans, the presence of financial intermediaries (including the Insurers) between the Portfolio and Contract Owners and Participants, the utilization of omnibus accounts by these intermediaries and other factors, such as state insurance laws, may limit the Portfolio’s ability to detect and deter market timing.

As a consequence, the Trust typically seeks to enlist the cooperation or assistance, through contractual arrangements or otherwise, of an Insurer, Retirement Plan or intermediary in seeking to detect, monitor and deter Disruptive Trading. An Insurer, Retirement Plan or intermediary may not have the capability or willingness to assist to the degree or in the manner requested by the Trust. In addition, certain parties who engage in Disruptive Trading may employ a variety of techniques to avoid detection.

None of these tools, however, can guarantee the possibility that Disruptive Trading activity will not occur, and the Trust cannot guarantee that monitoring by the Insurers or Retirement Plans will be 100% successful in detecting all Disruptive Trading. Consequently, there is a risk that some investors could engage in Disruptive Trading activities.

Any shareholder who wishes to engage in a Disruptive Trading strategy should not purchase shares of the Portfolio.

Anti-Money Laundering

Under applicable anti-money laundering regulations and other Federal regulations, purchase orders may be suspended, restricted, or

13

canceled and the monies may be withheld.

Contract Owners and Participants may be asked to provide additional information in order for the Trust and its agents to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other Federal regulations.

Distributions and Tax Consequences

The Portfolio distributes substantially all of its net income and capital gains to shareholders each year. The Portfolio pays capital gains and income dividends [annually]. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested at net asset value in the Portfolio. For Contract Owners the result of automatic reinvestment of distributions on the Portfolio’s performance, including the effect of dividends, is reflected in the cash value of the Contracts you own. Please see the Contract prospectus accompanying this Prospectus for more information.

The Portfolio intends to qualify as a “regulated investment company” under Section 851 the Code, in order to be relieved of Federal income tax on that part of its net investment income and realized capital gains it distributes to shareholders. To qualify, the Portfolio must meet certain relatively complex income and diversification tests. The loss of such status would result in the Portfolio being subject to Federal income tax on their taxable income and gains.

The Trust is an open-end registered investment company under the 1940 Act. As such, the Portfolio is generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Portfolio. In this regard, that portion of a Portfolio’s income which consists of gain realized by the Portfolio on a sale of a security may constitute long-term capital gain subject to this limitation.

The Portfolio may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Portfolio owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The Portfolio may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Portfolio to avoid or reduce taxes.

In addition to the diversification requirements applicable to regulated investment companies generally, Section 817(h) of the Code and the Treasury Regulations promulgated thereunder impose additional diversification requirements on separate accounts holding variable annuity and variable life insurance contracts. In determining whether a separate account satisfies the foregoing diversification requirements, Section 817(h) allows a separate account to look through the to the assets of regulated investment companies in which such separate account has invested under certain conditions which the Portfolio believes that it will satisfy. The Adviser intends to diversify investments in accordance with those requirements. The Insurers’ prospectuses for variable annuities policies describe the Federal income tax treatment of distributions from such contracts to Contract Owners.

Employee benefit plans and other tax-exempt investors should consult with their tax advisers considering an investment in any of the Portfolio should consult their tax advisers about the potential tax consequences of such an investment.

The foregoing is only a short summary of important federal tax law provisions that can affect the Portfolio. Other federal, state, or local tax law provisions may also affect the Portfolio and its operations.

Because each investor’s tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser, or if applicable, the Insurer through which your investment in the Portfolio is made, about your investment.

Distribution Plans

The Board of Trustees has adopted a separate plan of distribution for each Class pursuant to Rule 12b-1 under the 1940 Act for the Portfolio (a “Distribution Plan”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, insurance companies, retirement plan administrators and other service providers that provide a variety of possible services. The Board of Trustees has currently authorized such payments on behalf of the Portfolio.

Class II and III Distribution Plans

The Class II and III Distribution Plans permits the use of the Portfolio’s assets to compensate the Portfolio’s distributor, ALPS Portfolio

14

Solutions Distributor, Inc. (“APSD”), for its services and costs in distributing shares and servicing shareholder accounts. The Class II and III Distribution Plans also recognize that the Adviser may use its management fee revenues, as well as its past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Class II and III Distribution Plans, APSD receives an amount equal to 0.25% of the average annual net assets of the Class II and III shares, respectively, of the Portfolio. All or a portion of the fees paid to APSD under the Class II and III Distribution Plans will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing administrative services. These services generally include responding to shareholder inquiries, directing shareholder communications, account balance maintenance, and dividend posting.

Because the fees paid under the Class II and III Distribution Plans are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Fees

The Portfolio has adopted a shareholder services plan (a “Services Plan”) with respect to Class III shares. Under the Services Plan, the Portfolio is authorized to pay third party service providers, including but not limited to insurance companies, banks and their affiliates, other institutions, broker-dealers and Trust affiliates (“Participating Organizations”), for non-distribution related services to shareholders of Class III shares.

Payments under the Services Plan are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.25% of the average daily net asset value of the Class III shares of the Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Because these shareholder services fees are paid out of assets attributable to the Portfolio’s Class III shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

OTHER INFORMATION

Net Asset Value

The net asset value per share of the Portfolio will be determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) each day the NYSE is open for business and will be computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of regular trading on the NYSE on that day.

Foreign securities exchanges, which set the prices for foreign securities held by the Portfolio, are not always open the same days as the NYSE, and they may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE but not observed by foreign exchanges. In this situation, the Portfolio would not calculate net asset value on Thanksgiving Day and the Portfolio would not buy, sell or exchange shares for investors on that day, even though activity on foreign exchanges could result in changes in the net asset value of investments held by the Portfolio on that day. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the Business Day as of which such value is being determined.

Notwithstanding the foregoing, where market quotations are not readily available, or in the Adviser’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Adviser using fair valuation procedures established by the Board of Trustees. Examples of potentially significant events that could materially impact the Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. Fair valuation procedures may also be employed for securities such as certain derivatives, swaps, and other similar instruments for which there are no market quotations readily available. There can be no assurance, however, that a fair valuation used by the Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating the Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. The Portfolio may change the time at which orders are priced if the Exchange closes at a different time or an emergency exists.

15

Disclosure of Portfolio Holdings

The SAI contains a detailed description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings.

Service Providers

Adviser:	ALPS Advisors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Distributor:	ALPS Portfolio
Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Legal Counsel:	Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado 80202

Independent Registered	[ ]
Public Accounting Firm

Transfer Agent:	ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian:	State Street Bank and Trust Company 225 Franklin Street, Boston, Massachusetts 02171

16

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past year. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

The Portfolio is newly organized and its shares were not offered during the fiscal year ended December 31, 2013. Therefore, this Portfolio does not have financial highlights for the period ended December 31, 2013. Additional information about the Portfolio’s investments will be available in its annual and semi-annual reports when available.

17

Inquiries and Copies of Portfolio Documents

To make inquiries and to request other information, including a Prospectus, Statement of Additional Information, Annual Report, or Semi-Annual Report, free of charge, please contact your insurance company or plan sponsor, call (866) 432-2926, or visit the Portfolio’s website at www.alpsfunds.com.

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders, when available. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

The Statement of Additional Information dated [            ], 2014 is a supplement to this Prospectus and has detailed information about the Portfolio and its investment policies and practices. The Statement of Additional Information is incorporated into this Prospectus by reference; in other words, it is legally a part of this Prospectus, and you are considered to be aware of its contents.

Copies of these materials, including the Statement of Additional Information, are also available, after paying a duplication fee, from the SEC’s Public Reference Section at 100 F Street N.E., Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1 (202) 551-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov. These materials are also available on the SEC web site at www.sec.gov.

ALPS Portfolio Solutions Distributor, Inc., distributor

Investment Company Act File #811-21987

18

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

ALPS VARIABLE INVESTMENT TRUST

ALPS | JPMorgan ETF Efficiente 5 TR Index Portfolio: Class I (            ), Class II (            ) and Class III (            )

            , 2014

A Prospectus for the shares of the Portfolio dated                  , 2014 (the “Prospectus”), provides the basic information you should know before investing in the Portfolio. This Statement of Additional Information (“SAI”) is incorporated by reference into the Prospectus; in other words, this SAI is legally part of the Prospectus. Although this SAI is not a prospectus, it contains information in addition to the information set forth in the Prospectus. It is intended to provide additional information regarding the activities of the Portfolio and should be read in conjunction with the Prospectus. [The most recent annual report of ALPS Variable Investment Trust, a Delaware statutory trust (the “Trust”), is incorporated by reference into this SAI, and can be obtained free of charge by calling the toll-free number printed below.]

You may obtain, without charge, the current Prospectus and SAI for the Portfolio by writing to your insurance company, plan sponsor or contacting the Portfolio at 1 (866) 432-2926. You may also visit the Portfolio’s website at www.                    .com.

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies (“Contracts”). The Portfolio also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio (“Shares”) are offered only to participating insurance companies and their separate accounts to fund the benefits of Contracts, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The Portfolio is a separate portfolio of the Trust, an open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 26, 2000. The Declaration of Trust permits the Trustees to create additional Portfolios and Classes. There are currently [    ] Portfolios of the Trust.

The assets of the Trust received for the issue or sale of shares of the Portfolio and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of a Portfolio are entitled to receive as a class the underlying assets of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio’s property of any shareholders held personally liable for the obligations of each Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insurance companies and qualified plans will typically be each Portfolio’s only shareholders of record, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), such shareholders may be deemed to be in control of the Portfolio. When a shareholder’s meeting occurs, each insurance company generally solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each shareholder then votes the Portfolio’s shares that are attributable to its interests in the Portfolio in which it is entitled to vote, in proportion to the voting instructions received.

Typically for insurance companies, each Portfolio is available through separate accounts relating to both variable annuity and variable life insurance contracts. The Portfolios do not currently foresee any material disadvantages to Contract owners arising from offering their shares to variable annuity and variable life insurance policy separate accounts, and the Trustees continuously monitor events for the existence of material irreconcilable conflict between or among Contract owners and qualified pension or retirement plan participants. Material conflicts could arise from, for example, (i) changes in state insurance laws; (ii) changes in federal income tax laws; or (iii) differences in voting instructions between those given by variable life owners and variable annuity owners. If a material irreconcilable conflict arises, as determined by the Board of Trustees, one or more separate accounts or qualified pension or retirement plans may withdraw their investment in the Portfolio. This could possibly require the Portfolio to sell securities. Each insurance company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts, and each qualified pension or retirement plan will bear the expenses of establishing separate portfolios for its qualified plan, if such action becomes necessary. However, intermediary expenses that are ultimately borne by Contract owners or qualified plan participants will likely increase due to the loss of economies of scale benefits that can be provided to separate accounts or qualified plans with substantial assets.

VOTING RIGHTS. Each Portfolio’s capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading “Shareholder and Trustee Liability” above. Shareholders representing 10% or more of the Trust or a Portfolio may, as set forth in the Declaration of Trust, call meetings of the Trust or a Portfolio for any purpose related to the Trust or Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Trust or that Portfolio. If not so terminated, the Trust and each Portfolio will continue indefinitely.

INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment restrictions designated as “fundamental” in the following have been adopted by the Portfolio as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of such Portfolio. As used in this SAI and in the prospectus, the term “majority of the outstanding shares of the Portfolio” means the affirmative vote of, the lesser of:

•	67% or more of the Portfolio’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or

•	more than 50% of the Portfolio’s outstanding shares.

Except for (2) under the Fundamental Investment Restrictions and (3) under the Non-Fundamental Investment Restrictions, any limitation below which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

Fundamental Investment Restrictions

With respect to the Portfolio’s fundamental investment restriction 7, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, the Portfolio (except as otherwise noted below) may not:

(1) Invest 25% of its total assets in the securities of issuers conducting their principal business activities in the same industry or group of industries ; except that, to the extent the Portfolio’s Index is concentrated in a particular industry or group of industries, the Portfolio’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to the Basket Constituents to track its Index, and further provided that for purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

(2) Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed), less the Portfolio’s liabilities (other than borrowings).

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Portfolio’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Portfolio if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, the Portfolio is also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval. The Portfolio may not:

(1) Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Invest in illiquid securities if, as a result of such investment, more than 15% of the Portfolio’s net assets would be invested in illiquid securities.

Classification

The 1940 Act classifies mutual funds as either diversified or non-diversified. The Portfolio is classified as non-diversified.

Commodity Pool Operator Status

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Portfolio in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operating the Portfolio in a manner such that the Portfolio will not be a “commodity pool” under the CEA.

Master/Feeder Structure

In lieu of investing directly, the Board of Trustees may consider whether the Portfolio’s investment objective would be furthered by converting to a Master/Feeder Portfolio Structure, pursuant to which the Portfolio would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Portfolio. The Master/Feeder Portfolio Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Portfolio Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Portfolio. In addition, a Master/Feeder Portfolio Structure may serve as an alternative for large, institutional investors in the Portfolio who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Portfolio’s current operational structure. No assurance can be given, however, that the Master/Feeder Portfolio Structure will result in the Portfolio stabilizing its expenses or achieving greater operational efficiencies.

The Portfolio’s methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Portfolio, except that the assets of the Portfolio may be managed as part of a larger pool of assets. If the Portfolio invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio and the Master Portfolio would directly invest in accordance with the objectives and policies described for the Portfolio. The Portfolio would otherwise continue its normal operation. The Board of Trustees would retain the right to withdraw the Portfolio’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so. The Portfolio would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

If the Board of Trustees determines that a conversion to a Master/Feeder Portfolio Structure is in the best interest of the Portfolio’s shareholders, it will consider and evaluate specific proposals prior to the implementation of a conversion. Furthermore, the Portfolio’s Prospectus and SAI would be amended to reflect the implementation of the Portfolio’s conversion and its shareholders would be notified in advance of any such conversion.

INVESTMENT INSTRUMENTS AND ASSOCIATED RISKS

Investment in the Portfolio should be made with an understanding that the value of the portfolio of securities held by the Portfolio may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The Portfolio is not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Portfolio unless the securities of such issuer are removed from its Index.

An investment in the Portfolio should also be made with an understanding that the Portfolio will not be able to replicate exactly the performance of its Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Portfolio expenses, whereas such transaction costs and expenses are not included in the calculation of its Index. It is also possible that for short periods of time, the Portfolio may not fully replicate the performance of its Index due to the temporary unavailability of certain Index securities in the Secondary Market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Portfolio is required to correct such imbalances by means of adjusting the composition of its portfolio securities.

The Portfolio will normally invest at least 90% of its net assets (including any amounts borrowed for investment purposes) in the securities or cash components that comprise the JPMorgan ETF Efficiente 5 TR Index (the “Index”). The Index is comprised of a basket of 12 ETFs (the “ETF Constituents”) and the JPMorgan Cash Index USD 3 Month (the “Cash Constituent,” together with the ETF Constituents, referred to as the “Basket Constituents”).

The following is not meant to be an exclusive list of all the securities and instruments in which the Portfolio may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Portfolio may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.

LOANS OF PORTFOLIO SECURITIES. The Portfolio will not lend its portfolio securities.

SENIOR SECURITIES. In general, the Portfolio may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow the Portfolio to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Portfolio borrowings and in the event such asset coverage falls below 300% the Portfolio will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Portfolio earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Portfolio is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Portfolio may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Portfolio is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Portfolio intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Portfolio’s assets. The custodian bank will maintain a separate account for the Portfolio with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

MONEY MARKET INSTRUMENTS. The Portfolio may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Portfolio may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

INVESTMENT COMPANIES. The Portfolio may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Portfolio’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio’s total assets with respect to any one investment company and (iii) 10% of the Portfolio’s total assets of investment companies in the aggregate.

ILLIQUID SECURITIES. The Portfolio may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

DERIVATIVES. The Portfolio may engage in a variety of derivative transactions in accordance with the applicable rules of the Commodity Futures Trading Commission (“CFTC”), and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, the Portfolio is not obligated to use derivatives and makes no representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Portfolio may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Portfolio’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Portfolio’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Portfolio’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Portfolio’s income or gain. The Portfolio may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Portfolio to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio’s portfolio securities.

Subject to the constraints described above, the Portfolio may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Portfolio may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Portfolio’s investment objective and policies and applicable regulatory requirements. The Portfolio’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Portfolio’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Portfolio’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Portfolio’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Portfolio in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operating the Portfolio in a manner such that the Portfolio will not be a “commodity pool” under the CEA.

FUTURES AND OPTIONS. The Portfolio may utilize exchange-traded futures and options contracts as permitted under CFTC rules.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Portfolio would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

The Portfolio may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value (“NAV”) of the Portfolio. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Portfolio may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

The Adviser intends to comply with the requirements of the CEA by at all times either (i) operating the Portfolio in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines, and/or (ii) registering as a CPO with the CFTC and the NFA.

SWAP AGREEMENTS. The Portfolio may enter into swap agreements as permitted under CFTC rules. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Portfolio receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Portfolio may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

PORTFOLIO TURNOVER

The Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted the following policies and procedures with respect to the disclosure of the securities held by the Portfolio. The disclosure policy currently authorizes monthly dissemination of full holdings of the Portfolio with a fifteen (15) day lag. The holdings of the Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of the first and third fiscal quarter will be filed in Form N-Q; (ii) portfolio holdings as of the end of each six month period will be filed as part of the semi-annual report filed on Form N-CSR; and (iii) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

However, the policy and procedures set forth above do not prevent the sharing of the Portfolio’s holdings under the specific exceptions to disclosure provided below:

(1)	Disclosures that, in the opinion of Portfolio’s or Administrator’s counsel, are required by law;

(2)

Disclosures necessary for Service Providers to perform services for the Portfolio, (where Service Providers includes the Investment Advisers, Administrator, Custodian, Fund Accountant, software or technology providers, or any other entity that has a need to know such information in order to fulfill its contractual obligations to provide services to the Portfolio);

(3)	Disclosures necessary for Rating Agencies to assess applicable Portfolio ratings;

(4)	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in Portfolio securities;

(5)	Disclosures to the Portfolio’s or Service Providers’ regulatory authorities, accountants, or counsel; and

(6)	Disclosures by the Adviser of compiled data concerning accounts managed by the Adviser, so long as such data is presented in a format so as to not be identified as data of the Portfolio.

The Board of Trustees will periodically review the list of entities that have received holdings of the Portfolio to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest, and evaluate the effectiveness of its current portfolio holding policy.

Only officers of the Trust and their authorized agents may approve the disclosure of a Portfolio’s holdings. In all cases, eligible third parties and service providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any portfolio holdings information received and not to trade on the nonpublic information received. Neither the Trust nor its Service Providers (or any persons affiliated with either) receives any compensation or other consideration in connection with the sharing of the Portfolio’s portfolio holdings.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
ALPS Advisors, Inc. (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

State Street Bank and Trust Company (Custodian)	Daily	None	Daily	Daily

[ ] (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

FactSet Research Systems Inc.	Daily	None	Daily	Daily

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. The Trustees are responsible for major decisions relating to the Portfolio’s objective, policies and techniques. The Trustees also supervise the operation of the Trust by their officers and review the investment decisions. However, the Trustees do not actively participate on a regular basis in making such decisions. Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees, who are not deemed to be “interested persons” of the Trust as defined by the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “Interested Trustees.” The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years.

INDEPENDENT TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen By Trustee(1)	Other Trusteeships Held By Trustee
Mary K. Anstine ( )	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.		Ms. Anstine is a Trustee of ALPS ETF Trust (funds); Financial Investors Trust (funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

* The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

(1) The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) provides investment advisory services.

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen By Trustee(1)	Other Trusteeships Held By Trustee

David M. Swanson ( )	Trustee	Since November 30, 2006	Mr. Swanson is Managing Partner and Owner of SwanDog Marketing since February 2006.
			Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.		Mr. Swanson is a Trustee of the Managed Portfolio Series (funds).

Jeremy W. Deems ( )	Trustee	Since September 8, 2010

Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an

investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.

Mr. Deems is a Trustee of ALPS ETF Trust (funds); Financial Investors Trust (funds); and Reaves Utility Income Fund.

* The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

(1) The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) provides investment advisory services.

Except for their service on the Trust’s Board of Trustees, the Independent Trustees named above have not held any positions during the past two years with any Portfolio; any investment adviser or sub-adviser; any underwriter of any Portfolio; or any affiliate of any Portfolio or its investment advisers or sub-advisers, or underwriters.

INTERESTED TRUSTEES

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee(1)	Other Trusteeships Held By Trustee
Thomas A. Carter ( )**	Trustee, Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. in 1994 and is currently President and Director of ALPS Advisors, Inc., ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. and Director of ALPS Fund Services, Inc. and ALPS Holdings, Inc.		Mr. Carter is a Trustee of ALPS ETF Trust (funds) and Principal Real Estate Income Fund.

Scott Wentsel ( )**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	None

* The address of each trustee is 1290 Broadway, Suite 1100, Denver, CO 80203.

** Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc., the sub-adviser to the Ibbotson ETF Allocation Series of the Trust.

(1) The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) provides investment advisory services.

OFFICERS

Name, Address*, and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
Patrick D. Buchanan ( )	Treasurer	Since March 12, 2013

Mr. Buchanan is Vice President of AAI. Mr. Buchanan joined ALPS Fund Services, Inc. (“ALPS”) in 2007, and because of his position with ALPS, he is deemed an affiliate of the Trust as defined under the 1940 Act.

Melanie H. Zimdars ( )	Chief Compliance Officer	Since December 8, 2009	Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS,
Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005.
Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, ALPS ETF Trust and BPV Family of Funds. Because of her position with ALPS, Ms. Zimdars is deemed to be an affiliate of the Trust.

David T. Buhler ( )	Secretary	Since June 8, 2010	Mr. Buhler joined ALPS as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed to be an affiliate of the Trust.

* The address of each officer is 1290 Broadway, Suite 1100, Denver, CO 80203.

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since November 30, 2006. Currently retired, Ms. Anstine has over 30 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004. From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was nominated to serve as a Trustee of the Trust based on her business and financial services experience.

David Swanson

Mr. Swanson has been an Independent Trustee of the Trust since November 30, 2006. In 2006, Mr. Swanson founded SwanDog Marketing, a marketing consulting firm to asset managers. Mr. Swanson currently serves as SwanDog’s Managing Partner. He has 30 years of senior management and marketing experience, with nearly 20 years in financial services. Before joining SwanDog, Mr. Swanson most recently served as Executive Vice President and Head of Distribution for Calamos Investments, an investment management firm. He previously held positions as Chief Operating Officer of Van Kampen Investments, President and CEO of Scudder, Stevens & Clark, Canada, Ltd. and Managing Director and Head of Global Investment Products at Morgan Stanley. Mr. Swanson holds a Master of Management from the Kellogg Graduate School of Management at Northwestern University and a Bachelors in Journalism from Southern Illinois University. He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Jeremy W. Deems

In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Chief Financial Officer and Chief Operating Officer. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was nominated to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

Thomas A. Carter

Mr. Carter has been an Interested Trustee and Chairman of the Trust since March 10, 2009. Mr. Carter joined ALPS Fund Services, Inc., the Trust’s administrator, in 1994 and currently serves as President of ALPS Portfolio Solutions Distributor, Inc., the Trust’s principal underwriter, and ALPS Advisors, Inc., the Trust’s investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder. He was nominated to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.

Scott Wentsel

Mr. Wentsel has been an Interested Trustee of the Trust since November 30, 2006. Currently, Mr. Wentsel serves as Vice President and Senior Portfolio Manager of Ibbotson Associates, Inc. (“Ibbotson”), the sub-adviser to the Ibbotson ETF Allocation Series of the Trust. Mr. Wentsel has over 20 years of investment industry experience. Prior to joining Ibbotson, Mr. Wentsel was an Executive Director with Van Kampen Investments from 2000-2005 and also worked for 13 years at Scudder Kemper Investments. Mr. Wentsel has a Masters of Business Administration degree from the University of Chicago Graduate School of Business and a Bachelor of Arts in Economics from the University of Illinois. He was nominated to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Portfolios rests with the Trustees. The Trust has engaged ALPS Advisors, Inc. (the “Adviser”) to manage the Portfolio on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Portfolio in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of five members, three of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee, an Audit Committee and an Executive Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Thomas A. Carter, an Interested Trustee, to serve in the role of Chairman and President (the Trust’s Principal Executive Officer). The Chairman’s role is to preside at all meetings of each Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. In addition, the Board has appointed David Swanson as Lead Independent Trustee. The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including calling regular executive sessions of the Independent Trustees; developing the agenda of each meeting together with the Chairman; and chairing the meetings of the Independent Trustees. The Chairman and Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Portfolios’ characteristics and circumstances. These include the Trust’s multiple series of Portfolio shares, each Portfolio’s portfolio of assets, the Portfolios’ net assets and the services provided by the Trust’s service providers.

Risk oversight forms part of the Board’s general oversight of each series of the Trust and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Portfolios, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Trust management, the Adviser, the Portfolios’ Chief Compliance Officer, the Trust’s legal counsel and the independent registered public accounting firm for the Portfolios regarding risks faced by the Portfolios. The Board, with the assistance of Trust management and the Adviser reviews investment policies and risks in connection with its review of the Portfolio’s performance. The Board has appointed a

Chief Compliance Officer who oversees the implementation and testing of the Portfolio’s compliance program and reports to the Board regarding compliance matters for the Portfolios and its principal service providers. In addition, as part of the Board’s periodic review of the Portfolio’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Standing Board Committees

The Trust’s Board of Trustees has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Executive Committee.

The Audit Committee meets periodically with the Trust’s officers and its independent auditors to review accounting matters, the adequacy of internal controls, the responsibilities and fees of the independent auditors and other matters. Members of the Audit Committee are currently Ms. Anstine, and Messrs. Deems (Chairperson) and Swanson. Mr. Deems is an “audit committee financial expert.” During the fiscal year ended December 31, 2013, the Audit Committee convened              times.

The Nominating and Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees (including considering written nominations from shareholders delivered to the Secretary of the Trust at 1290 Broadway, Suite 1100, Denver, CO 80203) of the Trust. The Nominating and Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Governance Committee are currently Ms. Anstine (Chairperson) and Messrs. Deems and Swanson. During the fiscal year ended December 31, 2013, the Nominating and Governance Committee convened              times.

The Executive Committee meets periodically to take action, as authorized by the Board of Trustees, if the Board of Trustees cannot meet. Members of the Executive Committee are currently Messrs. Carter (Chairperson), Swanson, and Wentsel. During the fiscal year ended December 31, 2013, the Executive Committee did not convene.

At the present time there are no other standing committees of the Trust’s Board of Trustees. The Board of Trustees may in the future consider establishing one or more additional committees, including but not limited to committees charged with responsibility for nomination, compensation, valuation, investment and brokerage matters.

Trustee Ownership of Portfolio Shares

As of             , 2014, the following table shows the dollar range of shares beneficially owned by each Trustee in the Portfolio.

INDEPENDENT TRUSTEES

Name of Trustees	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee

Mary K. Anstine

David M. Swanson

Jeremy Deems

INTERESTED TRUSTEES

Name of Trustees	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios in the Trust’s Family of Funds Overseen by the Trustee

Thomas A. Carter

Scott Wentsel

During the fiscal year ended December 31, 2013, each Independent Trustee received an annual fee consisting of a $16,000 retainer, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended December 31, 2013:

Name of Person/Position	Aggregate Compensation from the Trust	Aggregate Compensation from the Portfolio Complex(1)

Mary K. Anstine	$	$

Jeremy W. Deems	$	$

David M. Swanson	$	$

(1)	The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) provides services.

No employee of the Adviser, Distributor, or Transfer Agent receives any compensation from the Trust for acting as an officer or a Trustee of the Trust.

INVESTMENT ADVISER

Investment Adviser. ALPS Advisors, Inc. (the “Adviser”) is a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”). Located in Denver, Colorado, ALPS Holdings, a wholly owned subsidiary of DST Systems, Inc. (“DST”), is the parent of the Adviser and its affiliates ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc. as further described on pages      and     . ALPS Holdings, through its affiliates, provides a wide range of fund services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the SEC as an investment adviser. The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, CO 80203. Thomas A. Carter is President of both the Adviser and the Trust, and Patrick D. Buchanan is an officer of the Adviser and Treasurer of the Trust.

Advisory Agreement. Under the terms of the Investment Advisory Agreement between the Trust and the Adviser (the “Advisory Agreement”), and subject to the supervision and direction of the Board of Trustees of the Trust, the Adviser will, either directly or by employing suitable Subadvisers: (a) act in strict conformity with the Trust’s Declaration of Trust, the Trust’s Bylaws and the 1940 Act; (b) manage the Portfolio’s portfolio and furnish a continual investment program for the Portfolio in accordance with the Portfolio’s investment objective and policies as described in the Portfolio’s Prospectus; (c) make investment decisions for the Portfolio; (d) provide the Portfolio with investment research and statistical data, advice and supervision, data processing and clerical services; (e) provide the Trust with access to certain office facilities, which may be the Adviser’s own offices; (f) determine what securities shall be purchased for the Portfolio; what securities shall be held or sold by the Portfolio, and allocate assets of the Portfolio to separate sub-accounts of any approved sub-advisers, and determine what portion of the Portfolio’s assets shall be held uninvested; (g) review asset allocations with the Board of Trustees of the Trust every quarter; and (h) advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Trustees of the Trust and its committees with respect to the foregoing matters and the conduct of the business of the Portfolio. In addition, the Adviser will furnish the Trust with whatever statistical information the Trust may reasonably request with respect to the securities that the Portfolio may hold or contemplate purchasing.

As compensation for its services to the Portfolio, the Adviser receives a management fee (the “Adviser Management Fee”), payable monthly, for the performance of such services. The annual Adviser Management Fee is equal to     % of the average net assets of the Portfolio. The fees are allocated daily, based on the prior day’s net assets plus the current day’s capital stock activity, at the class level. The Adviser Management Fee is accrued daily for the purpose of determining the offering and redemption price of the Portfolio’s shares.

Expense Limitation Agreement. The Adviser has contractually agreed to reimburse Portfolio expenses and/or waive a portion of the Adviser Management Fee and other fees that the Adviser is entitled to receive to the extent necessary for the Portfolio to maintain a total annual expense ratio not exceeding     % for Class I, Class II and Class III shares, subject to certain excluded expenses that will be borne by the Portfolio. The Adviser and the Trust each also agrees that the waivers shall continue through the period ended             , 2015.

A discussion regarding the Board of Trustees’ basis for approving the Advisory Agreement with respect to the Portfolio will be available in the Portfolio’s semi-annual shareholder report for the period ended June 30, 2014.

PORTFOLIO MANAGER

The following tables summarize the other investment activities of the portfolio manager to the Portfolio as of             , 2014. All asset numbers in the table are in millions.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed	Total Assets Managed (in millions)
Michael Akins		$		$

As of                   2014, no accounts managed by the Portfolio Manager in the above table had an advisory fee based solely on investment performance of the accounts.

Description of Material Conflicts of Interest

An affiliate of the Trust’s distributor, ALPS Distributors, Inc. (“ADI”), acts as distributor for, and the Adviser’s affiliated transfer agent, ALPS Fund Services, Inc., acts as transfer agent or administrator to, several ETFs. It is possible that these ETFs could be used in the Portfolio at some time in the future. If this situation arises, the Adviser will waive a portion of the Advisory Fee equal to the portion of the fees attributable to the assets of the Portfolio invested in such ETFs.

Potential conflicts of interest may arise when the Portfolio’s Portfolio Manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Portfolio Manager of the Portfolio.

The Adviser and the Portfolio have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of Portfolio Managers by assigning Portfolio Managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Potential conflicts that could apply to the Portfolio include:

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio Managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. [In addition to executing trades, some brokers and dealers provide Portfolio Managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Portfolio Manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.]

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the Portfolio Manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the Portfolio Manager might be motivated to help certain funds and/or accounts over others. The Portfolio Manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence the Portfolio Manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the Portfolio Manager.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Portfolio Manager Compensation Structure Disclosure

The Portfolio Manager who is responsible for the day-to-day management of the Portfolio is paid a base salary, plus a discretionary bonus. The bonus is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus is discretionary and is not based specifically on portfolio performance.

Ownership of Securities

As of the date of this SAI, the Portfolio Manager did not own any shares of the Portfolio.

THE DISTRIBUTOR

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the principal underwriter and distributor for the shares of the Portfolio pursuant to a Distribution Agreement with the Trust dated April 30, 2013, as amended on             , 2014 (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Portfolio’s shares is continuous. The Distributor does not receive any compensation under the Distribution Agreement.

The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its best efforts to distribute the Portfolio’s shares. As disclosed in the Trustee and Officer tables on pages      and     , Messrs. Thomas A. Carter and Patrick D. Buchanan are affiliated persons of the Distributor and the Trust. In addition, the Distributor is a wholly owned subsidiary of ALPS Holdings, which is a wholly owned subsidiary of DST. The Distribution Agreement provides that, unless sooner terminated, it will continue until two years from the date of the Distribution Agreement and shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, II and Class III shares, respectively (the “12b-1 Plans”).

Class I Distribution Plan

The Class I shares have adopted a Defensive Distribution Plan (the “Class I Distribution Plan”) that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. Under the Class I Distribution Plan, the Adviser may pay significant amounts to intermediaries, such as banks, broker-dealers and other intermediaries that provide those services. The Board of Trustees has currently authorized such payments for the Class I Portfolios.

Class II and III Distribution Plans

The Class II and III shares have each adopted an Offensive Distribution Plan (the “Class II and III Distribution Plans”) that permits the use of the Portfolio’s assets to compensate the Distributor for its services in distributing shares and servicing shareholder accounts. The Class II and III Distribution Plans also recognize that the Adviser and Subadviser (as applicable) may use their management fee revenues, as well as their past profits, to pay for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services.

Under the Class II and III Distribution Plans, the Distributor receives an amount equal to 0.25% of the average annual net assets of the Class II or III shares, as applicable, of each Portfolio. All or a portion of the fees paid to the Distributor under the Class II and III Distribution Plans will, in turn, be paid to certain financial intermediaries as compensation for selling shares or for providing ongoing administrative services. These services generally include responding to financial intermediaries’ inquiries, directing said customers’ communications, account balance maintenance and dividend posting.

Because the fees paid under the Class II and III Distribution Plans are paid out of Portfolio assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Class III Shareholder Services Plan

The Portfolio has adopted a shareholder services plan (a “Services Plan”) with respect to the Portfolio’s Class III shares. Under the Services Plan, the Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class III shares of the Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practicable.

Other Information

The Portfolio does not participate in joint distribution activities with any other investment company. No Independent Trustee of the Trust has any direct or indirect financial interest in the operation of the 12b-1 Plan or any related agreements.

The Adviser or Distributor may provide additional cash payments out of their own resources to financial intermediaries that purchase shares of the Portfolio or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Portfolio. These additional payments may be made to financial intermediaries, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the service agent. Cash compensation also may be paid to service agents for inclusion of the Portfolio on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a service agent to recommend a Portfolio to you. Please contact your financial intermediaries for details about any payments it may receive in connection with the purchase of the Portfolio or the provisions of services to the Portfolio.

From time to time, the Adviser or the Distributor also may provide cash or non-cash compensation to service agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

FUND ADMINISTRATION

ALPS Fund Services, Inc. (“AFS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, is a wholly owned subsidiary of ALPS Holdings. As discussed above, ALPS Holdings is a wholly-owned subsidiary of DST and the parent of the Adviser and the Distributor. AFS serves as Administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to the Portfolio. Under the Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

FUND TRANSFER AGENT

AFS, whose principal business address is shown above, also serves as Transfer Agent to the Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of the Portfolio sold in each state. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of securities are placed on behalf of the Portfolio by ALPS Advisors, Inc. (the “Adviser”). The Adviser is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Adviser considers various relevant factors, including, but not limited to, the broker’s execution capability, the broker’s perceived financial stability, the broker’s responsiveness to the Adviser’s transaction requests, and the broker’s clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

The Portfolio may execute Portfolio transactions with broker-dealers who provide research and execution services to the Portfolio or other accounts over which the Adviser or its affiliates exercise investment discretion. Such services may include research-related computer hardware and software; and furnishing analyses and reports concerning issuers, industries, and economic factors and trends.

The receipt of research from broker-dealers that execute transactions on behalf of the Portfolio may be useful to the Adviser in rendering investment management services to the Portfolio and/or its other clients, and conversely, such information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Portfolio. The receipt of such research has not reduced the Adviser’s normal independent research activities; however, it enables the Adviser to avoid the additional expenses that could be incurred if it tried to develop comparable information through its own efforts. Such research is used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Portfolio or account generating the brokerage.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are higher than the commission of other broker-dealers in recognition of their research and execution services. In order to cause the Portfolio to pay such higher commissions, the Adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Adviser’s overall responsibilities to the Portfolio and their other clients. In reaching this determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Adviser is authorized to use research services provided by and to place portfolio transactions, to the extent permitted by law, with brokerage firms that have provided assistance in the distribution of shares of the Portfolio.

The Portfolio may, from time to time, enter into arrangements with placement agents in connection with direct placement transactions. In evaluating placement agent proposals, the Adviser will consider each broker’s access to issuers of energy infrastructure company securities and experience in the energy infrastructure market, particularly the direct placement market. In addition to these factors, the Adviser will consider whether the proposed services are customary, whether the proposed fee schedules are within the range of customary rates, whether any proposal would obligate us to enter into transactions involving a minimum fee, dollar amount or volume of securities, or into any transaction whatsoever, and other terms such as indemnification provisions.

The Trustees periodically review the Adviser’s performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio and review the commissions paid by the Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to the Portfolio.

When two or more Portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Trustees and the Portfolio’s Adviser to be equitable to the Portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned. In other cases, however, the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Portfolio’s Adviser outweighs any disadvantages to the Portfolio that may be said to exist from exposure to simultaneous transactions.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of             , 2014, the Portfolio was new and no person owned 25% or more of the Portfolio’s outstanding shares or 5% or more of any Class of the Portfolio’s outstanding shares.

VALUATION OF PORTFOLIO SECURITIES

Calculation of Share Price

The net asset value per share of the Portfolio will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by taking the aggregate market value of all assets of the Portfolio less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:

•

by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price;

•	by valuing portfolio securities for which a quote is readily available at the last quoted price;

•	by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

•

by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Trustees, although others may do the actual calculation.

The price (net asset value) of Portfolio shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. The NYSE is ordinarily open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, each Portfolio values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of Portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of the regular session of trading on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of the regular session of trading of the NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Trust will redeem all or any portion of a shareholder’s shares of the Portfolio when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the Investment Company Act of 1940, a shareholder’s right to redeem shares and to receive payment for such shares may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

(c)

when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Portfolio’s prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act that provides that each series of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio’s net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash. The Portfolio may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Portfolio’s responsibilities under the 1940 Act. Shareholders who receive redemption in kind may incur additional costs when they convert the securities or property received to cash and may receive less than the redemption value of their shares, particularly where the securities are sold prior to maturity.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. [The Portfolio pays capital gains and income dividends annually.] There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by the Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

[RETURN OF CAPITAL DISTRIBUTIONS. A portion of the Portfolio’s distributions are expected to consist of a return of capital rather than a distribution of profits. Shareholders in the Portfolio who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Portfolio when, in fact, they are not. Shareholders should not assume that the source of the distributions is from net profits of the Portfolio. ]

TAXES. The Portfolio is treated as a separate entity for U.S. federal income tax purposes and the Portfolio intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Code. As a result, the Portfolio will not be subject to U.S. Federal income tax on any net income or capital gains that it distributes to its shareholders, that is, the insurance companies’ separate accounts and qualified pension and retirement plans. Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement to avoid a nondeductible 4% excise tax imposed by Section 4982 of the Code. However, the excise tax does not apply to the Portfolio whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies (or their affiliates) held in connection with variable contracts. The Portfolio intends to qualify for this exemption and to make distributions in accordance with the calendar year distribution requirements, and therefore the Portfolio does not expect to be subject to this excise tax.

If the Portfolio fails to qualify as a regulated investment company, it will be treated as a C corporation for U.S. federal income tax purposes, and be subject to federal, and potentially state, corporate income taxes on its taxable income and gains. Furthermore, distributions to the Portfolio’s shareholders will constitute ordinary dividend income to the extent of the Portfolio’s earnings and profits, and insurance policy and product holders could be subject to tax on distributions received with respect to Portfolio shares. In addition, as discussed below, the failure of the Portfolio to qualify as a regulated investment company would cause the Portfolio to fail to satisfy the diversification requirements applicable to variable annuity and variable life insurance contracts, which would result in taxation of the applicable insurance company’s separate accounts that own interests in the Portfolio, the insurance companies’ variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

Section 817(h) of the Code and the Treasury Regulations promulgated thereunder impose certain diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with such diversification requirements. These requirements are in addition to the diversification requirement imposed on the Portfolio by Subchapter M and the 1940 Act. The diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder place certain limitations on the proportion of the Portfolio’s assets that may be represented by a single investment or by securities issued by a single issuer. A contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments satisfy the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder.

In determining whether a separate account is adequately diversified, the separate account can look through to the assets of the regulated investment company in which it has invested, provided that whose beneficial interests are held wholly by the separate accounts of insurance companies or qualified pension or retirement plans, and that is accessible to the public solely through the purchase of variable contracts. The Trust intends for the Portfolio to qualify for the foregoing look-through rule.

The Treasury Regulations promulgated under Section 817(h) of the Code require the Portfolio’s assets to be diversified so that no single investment (which includes all securities of the issuer) represents, as of the end of each calendar quarter or within 30 days thereafter, more than 55% of the value of the Portfolio’s total assets, no two investments represent more than 70% of the Portfolio’s total assets, no three investments represent more than 80% of the Portfolio’s total assets and no four investments represent more than 90% of the Portfolio’s total assets. A “safe harbor” is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of “government securities,” each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the “safe harbor” test described above). All securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.

The Trust and the Portfolio intend to qualify as a regulated investment company under the provisions of Subchapter M of the Code and to comply with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations promulgated thereunder. The failure of the Portfolio to qualify as a regulated investment company or to satisfy the diversification requirements under Section 817(h) of the Code would result in taxation of the applicable insurance companies’ separate accounts that own interests in the Portfolio, the insurance companies’ variable life policies and variable annuity contracts, and tax consequences to the holders thereof.

The Portfolio is required to furnish to certain shareholders cost basis information indicating the holding period of those Shares purchased on or after January 1, 2012, and sold on and after that date. Unless a shareholder that is subject to the reporting requirement chooses an acceptable alternative cost basis method, the Portfolio will report cost basis information using a default cost basis method. The Portfolio is not required to furnish such information to shareholders defined as “exempt recipients” under Treasury Regulation Section 1.6045-1(c)(3) of the Internal Revenue Code. Such exempt interest shareholders generally include insurance companies and individual retirement plans. Shareholders should consult with their tax advisers to obtain more information about how the new cost basis reporting law may apply to them.

The foregoing is only a brief summary of important tax considerations that generally affect the Portfolio. Prospective investors should consult their own tax advisers with regard to the Federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

For a discussion of the impact on Contract owners of income taxes an issuer may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the Prospectus for the Contract or qualified plan disclosure document accompanying this Prospectus.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the responsibility for voting proxies to the Adviser as part of the Adviser’s general management of the Portfolio, subject to continuing oversight by the Board. Portfolio policies and procedures are used in determining how to vote proxies relating to fund securities. A copy of the Adviser’s Proxy Voting Policy, Procedures, and Guidelines can be found in Appendix A of this SAI. A summary of proxies voted by the Portfolio for the most recent 12 month period ending June 30 is available without a charge, upon request, by contacting your insurance company or plan sponsor, on the Trusts’ website at www.alpsfunds.com, and filed on Form N-PX on the SEC’s website at www.sec.gov.

PERFORMANCE INFORMATION

Total Return

Average annual total return quotations that may be used in the Portfolio’s advertising and promotional materials are calculated according to the following formulas:

P* (1+T)ˆn = ERV

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period

Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters,

updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Portfolio are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The following formula is used to calculate average annual returns after taxes before liquidations:

P* (1+T)ˆn = ATVD

Where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years in the base period
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period, at the end of the base period, after taxes on Portfolio distributions but not after taxes on redemption

The following formula is used to calculate average annual returns after taxes after liquidations:

P* (1+T)ˆn = ATVDR

Where:	P = a hypothetical initial payment of $1,000.
T = average annual total return
n = number of years in the base period
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Portfolio distributions and redemption.

The Portfolio may also calculate total return on a cumulative basis to reflect the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

Cumulative Total Return = [ (ERV) - 1 ]

Other Information

The Portfolio’s performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Portfolio will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount.

Comparison of Portfolio Performance

The performance of the Portfolio may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Portfolio may use performance data reported in financial and industry publications, including Barron’s, Business Week, Forbes, Fortune, Investor’s Daily, IBC/Donoghue’s Money Portfolio Report, Money Magazine, The Wall Street Journal and USA Today.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a Code of Ethics. These policies permit personnel of such entities to purchase and sell securities held by the Portfolio, subject to certain policies that govern personal investing. These Codes of Ethics have been filed with the SEC as exhibits to the Trust’s registration statement.

CUSTODIAN

State Street Bank & Trust Co. (the “Custodian”), located at 225 Franklin Street, Boston, MA, 02171 serves as the custodian for the Portfolio. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Portfolio and, in such capacity, is the registered owner of securities in book-entry form belonging to the Portfolio. Upon instruction, the Custodian receives and delivers cash and securities of the Portfolio in connection with Portfolio transactions and collects all dividends and other distributions made with respect to portfolio securities. The Custodian also maintains certain accounts and records of the Portfolio.

INDEX PROVIDER

J.P. Morgan Securities plc (the “Index Provider”) (formerly known as J.P. Morgan Securities Ltd.) is the developer and sponsor of the Index and also acts as index calculation agent for the Index. J.P. Morgan Securities LLC (the “Index Licensor”), an affiliate of the Index Provider, has entered into an index licensing agreement (the “Licensing Agreement”) with the Adviser to allow the Adviser’s use of the Index for the operation of the Portfolio. The Adviser pays licensing fees to the Index Licensor from the Adviser’s management fees or other resources. The Portfolio pays no fees to the Index Licensor or the Adviser for use of the Index.

J.P. Morgan Securities LLC is also the sponsor of one of the Basket Constituents (the JPMorgan Cash Index USD 3 Month) and the sponsor of the JPMorgan EMBI Global Core Index, which is the index underlying the iShares® JPMorgan USD Emerging Markets Bond ETF, one of the Basket Constituents. J.P. Morgan Securities LLC may, as a last resort, if there are no valid prices available for composite instruments included in the JPMorgan EMBI Global Core Index, price such composite instruments by asking its traders to provide a market bid and ask. Neither J.P. Morgan Securities LLC nor J.P. Morgan Securities plc will have any obligation to consider your interests in taking any actions that might affect the value of your investment.

JPMorgan Chase & Co., the financial holding company parent for J.P. Morgan Securities LLC and J.P. Morgan Securities plc, is currently one of the companies that make up the SPDR® S&P 500® ETF Trust, but, to the knowledge of J.P. Morgan Securities LLC, JPMorgan Chase & Co. is not currently affiliated with any other issuers the securities of which are held by the Basket Constituents. JPMorgan Chase & Co. will not have any obligation to consider your interests in taking any actions that might affect the value of your investment.

DISCLAIMERS

Neither the Index Provider nor the Index Licensor nor JPMorgan Chase & Co. nor any affiliate thereof (collectively, “J.P. Morgan”) is responsible for the descriptions of the Index or the Portfolio that appear herein. J.P. Morgan is not affiliated with the Trust, the Adviser or the Distributor.

The Portfolio is not sponsored, endorsed or promoted by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities or commodities generally or in the Portfolio particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived therefrom and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Portfolio. J.P. Morgan has no obligation to take the needs of the Adviser (in its capacity as licensee of the Index, the “Licensee”), the Portfolio or the shareholders of the Portfolio into consideration in determining, composing or calculating the Index. J.P. Morgan is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Portfolio or in the determination or calculation of the NAV of the Portfolio. J.P. Morgan has no obligation or liability in connection with the administration or trading of the Portfolio.

J.P. Morgan does not guarantee the accuracy and/or completeness of the Index or any data included therein, and J.P. Morgan shall have no liability for any errors, omissions, or interruptions therein. J.P. Morgan makes no warranty, express or implied, as to results to be obtained by the Licensee, the Portfolio, Portfolio shareholders or any other person or entity from the use of the Index or any data included therein. J.P. Morgan makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall J.P. Morgan have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between J.P. Morgan and Licensee.

The JPMorgan ETF Efficiente 5 TR Index is the exclusive property of J.P. Morgan.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                     ,                     , serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm audits the annual financial statements for the Trust and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

As of the date of this SAI, the Portfolio has not commenced investment operations. When available, you can obtain copies of the Portfolio’s Annual Report and Semi-Annual Report at no charge by writing or telephoning the Trust at the address or number on the front page of this SAI.

LEGAL COUNSEL

Davis Graham & Stubbs LLP, 1550 17th Street, Suite 500, Denver, Colorado 80202 serves as the Trust’s legal counsel.

Appendix A

ALPS Advisors, Inc.

Proxy Voting Policy, Procedures and Guidelines

Overview

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

With all advisory clients of AAI currently being investment companies registered under the 1940 Act, any assignment of voting authority over the Funds’ voting securities is typically delegated to AAI as the Funds’ investment adviser, or the Funds’ sub-adviser by the respective Funds’ Board of Trustees/Directors. If the Funds’ day-to-day investment decisions are performed by the Funds’ investment sub-adviser(s), Funds’ Board of Trustees/Directors may elect to delegate the responsibility of voting proxies to such sub-adviser to be voted in accordance to the sub-adviser’s proxy voting policies and procedures in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. For securities in the portfolio of a Fund that is managed by more than one sub-adviser, each sub-adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, unless directed otherwise.

ALPS Advisors, Inc. (“AAI”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise. AAI will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request. Information regarding AAI’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within AAI. Advisory clients may obtain information on how their proxies were voted by AAI. However, AAI will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

POLICY:

All proxies regarding client securities for which AAI has authority to vote will, unless AAI determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by AAI to be in the best interest of AAI’s clients.. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as AAI determines in its sole and absolute discretion. There may also be instances where a fund relies upon Section 12(d)(1)(F), and by law, the fund may be required to vote proxies in the same proportion as the vote of all other shareholders of the acquired fund (i.e., “echo vote”). In the event a client believes that its other interests require a different vote, AAI will vote as the client clearly instructs, provided AAI receives such instructions in time to act accordingly.

AAI endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when AAI expects to routinely refrain from voting:

i.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account and subsequently, AAI determines that the type of proxy issue is not material to shareholders. AAI will utilize the below considerations to determine if a security then on loan should be recalled for voting purposes. Decisions will generally be made on a case-by-case basis depending on whether, in AAI’s judgment,:

•	the matter to be voted on has critical significance to the potential value of the security in question;
•	the security represents a significant holding and whether the security is considered a long-term holding; and
•	AAI believes it can recall the security in time to cast the vote.

ii.	Proxies will usually not be voted in cases where AAI deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

AAI seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:

AAI has adopted the following proxy voting procedures and controls for any client securities which AAI has authority to vote on. Where proxy voting is delegated to the sub-adviser, the sub-adviser will adopt proxy voting policies and procedures in accordance in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

I. PROXY COMMITTEE

AAI has established a Proxy Committee whose standing members include Chief Compliance Officer, Deputy Chief Compliance Officer, Chief Investment Officer, Vice President, and Senior Vice President and Director of Index Management & Product Oversight. These members participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Proxy Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review periodically this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by AAI, an AAI affiliate, or an AAI associate that creates an incentive (or appearance thereof) to favor the interests of AAI, the affiliate, or associate, rather than the clients’ interests. For example, AAI may have a conflict of interest if either AAI has a significant business relationship with a company that is soliciting a proxy, or if an AAI associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence AAI’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, AAI will seek to resolve it in the clients’ best interests.

AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. In providing proxy voting services to AAI, ISS provides vote recommendations on a pre-determined policy. Generally, AAI will vote proxies based on ISS’ pre-determined voting policy. In doing so, AAI demonstrates that its vote would not be a product of a conflict of interest as AAI would have little or no discretion on how the proxy was voted.

AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

III.	PROXY VOTING GUIDELINES

A. AAI’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. AAI will use an independent, third-party vendor to implement its proxy voting process as AAI’s proxy voting agent. In general, whenever a vote is solicited, ISS or another independent third party will execute the vote according to AAI’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A portfolio manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption. The Proxy Committee may consider the matter including any potential conflicts of interest. A research analyst or portfolio manager must disclose in in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix B to this policy).

C. Other Proxy Proposals

For the following categories of proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, AAI will refrain from voting such securities. However, in the exceptional circumstances that AAI determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

IV. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.	AAI will use an independent, third-party vendor, to implement its proxy voting process as AAI’s proxy voting agent. This retention is subject to AAI continuously assessing the vendor’s independence from AAI and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with AAI’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and AAI’s clients, on the other hand. As means of performing this assessment, AAI will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of AAI in accordance with this Policy.

3.	On a daily basis, AAI or designee will send to ISS a holdings file detailing each equity holding held in all accounts over which AAI has voting authority.

4.	AAI will complete a Vote Authorization Registration with ISS for any new client which will describe how ballots will be executed on behalf of the client. In addition, AAI will complete and provide the client’s custodian bank with a Letter of Authorization. The letter will serve as notice that AAI has retained ISS to act as the voting agent for the securities held in the client’s account and will instruct the custodian bank to forward all ballots, meeting notices, and other proxy materials to ISS.

5.	ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for AAI accounts. ISS will then reconcile information it receives from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to AAI.

6.	Whenever a vote is solicited, ISS will execute the vote according to AAI’s Voting Guidelines which will be delivered by AAI to ISS as set forth in Appendix A and anytime there is a material change to these guidelines.

¡

If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to AAI over a secure website. AAI personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS’ understanding of the Voting Guidelines previously delivered to ISS. AAI will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. AAI will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.

7.	Each time that ISS sends AAI a request to vote, the request will be accompanied by the recommended vote determined in accordance with AAI’s Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of AAI’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform AAI of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

8.	ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by AAI on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients AAI will receive a report from ISS detailing AAI’s voting for the previous period.

V. SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VI. ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to AAI’s CCO, or designee. Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal. Compliance will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VII. MONITORING

AAI’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of ISS votes to ensure that ISS is accurately voting consistent with AAI’s Proxy Guidelines; and (2) review of fund’s N-PX report to ensure that it’s filed in a timely and accurate manner. Additionally, AAI will review ISS’ conflicts of interest policies.

AAI’s Compliance Committee monitors proxy matters for its clients including monitoring material conflicts of interest identified.

VIII. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in AAI’s Form ADV. Upon receipt of a Client’s request for more information, AAI will provide to the Client a copy of this Policy and/or how AAI voted proxies for the Client pursuant to this Policy for up to a one-year period. It is AAI’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, AAI will not selectively disclose its investment company clients’ proxy voting records; rather, ALPS will disclose such information by publicly available annual filings. AAI will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. AAI will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials (routine oversight matters are discussed within AAI’s Compliance Committee meetings and will be documented within the Compliance Committee’s materials);
•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations;
•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms; and
•	Client Communications Regarding Proxy Matters.

Records should be retained for a period of not less than six years. Records must be retained in an appropriate office of AAI for the first three years.

Dated: November 29, 2006

Last Amended: October 28, 2013

Appendix A

Summary of Proxy Voting Guidelines

AAI has adopted Institutional Shareholder Services, Inc.’s (“ISS”) standard benchmark policy which allows ISS to apply the most appropriate underlying guideline for each respective ballot. ISS has created guidelines to cover the following markets: U.S., Canada, Europe, United Kingdom, and International. AAI retains the right to override any of ISS’ guidelines on a case-by-case basis. A concise summary of ISS’ current Proxy Voting Guidelines can be found at http://www.issgovernance.com/policy.

Appendix B

Conflicts of Interest Disclosure Form

ALPS ADVISORS, INC.

PROXY VOTING CONFLICT OF INTEREST DISCLOSURE FORM

1. Company name:__________________________________________________________________________

2. Date of Meeting: _________________________________________________________________________

3. Referral Item(s): _________________________________________________________________________

4. Description of AAI’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest: _________________________________________________________________________________________ _________________________________________________________________________________________

_________________________________________________________________________________________

5. Describe procedures used to address any conflict of interest: ______________________________________ _________________________________________________________________________________________ _________________________________________________________________________________________

Compliance will consider information about AAI’s significant business relationships, as well as other relevant information. The information considered by Compliance may include information regarding: (1) AAI client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the AAI investment division regarding the proxy matter. Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) AAI has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, AAI’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be AAI’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include AAI’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to AAI’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

AAI considers (1) proxies solicited by open-end and closed-end investment companies for which AAI or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for AAI. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

AAI has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.	AAI’s Code of Ethics affirmatively requires that associates of AAI act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of AAI’s Clients.

b.	By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any AAI or ALPS associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

—	To disclose in writing to AAI’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how AAI will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of AAI or ALPS. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

—	To refrain from taking into consideration, in the decision as to whether or how AAI will vote proxies the existence of any current or prospective material business relationship between AAI, ALPS or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.	In certain circumstances, AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

6. Describe any contacts from parties outside AAI (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION

The undersigned personnel of AAI certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Name:

Title:

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

EXHIBIT NUMBER		DESCRIPTION

(a)	(i)	Declaration of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Declaration of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Certificate of Trust dated July 26, 2000 is incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(iv)	Certificate of Amendment to Certificate of Trust, dated April 30, 2013 is incorporated by reference to Exhibit (a)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(b)	(i)	Bylaws of the Trust dated July 26, 2000 is incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Bylaws of the Trust, dated April 30, 2013 is incorporated by reference to Exhibit (b)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust dated July 26, 2000, as amended (incorporated herein by reference to Exhibit (a) hereto) and Article 2 of the Bylaws, as amended (incorporated herein by reference to Exhibit (b) hereto).

(d)	(i)	Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., dated November 1, 2011, is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No.7 as filed with the Commission on April 2, 2012.

	(ii)	Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS/Stadion Tactical Enhanced Portfolio, to be filed by subsequent amendment.

	(iv)	Amendment to Investment Advisory Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(v)	Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Ibbotson Associates, Inc., dated November 1, 2011, is incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No.7 as filed with the Commission on April 2, 2012.

	(vi)	Amendment to Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Ibbotson Associates, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(vii)	Investment Subadvisory Agreement among the Trust, ALPS Advisors, Inc., and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

(e)	(i)	Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., dated April 30, 2013 is incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(ii)	Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(iii)	Amendment to Distribution Agreement between the Trust and ALPS Portfolio Solutions Distributor, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(iv)	Form of Participation Agreement is incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(v)	Form of Amendment to Participation Agreement, with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by by subsequent amendment.

	(vi)	Form of Amendment to Participation Agreement, with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by by subsequent amendment.

	(vii)	Form of Services Agreement is incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(viii)	Form of Amendment to Services Agreement, with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(ix)	Form of Amendment to Services Agreement, with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

(f)		Not Applicable.

(g)	(i)	Custodian Agreement between the Trust and State Street Bank and Trust Company, dated December 9, 2013 is incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

(h)	(i)	Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(i) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(ii)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(iii)	Amendment to Transfer Agency and Service Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(iv)	Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., dated December 7, 2006 is incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 1 as filed with the Commission on April 2, 2008.

	(v)	Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(vi)	Amendment to Fund Accounting and Administration Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(vii)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Ibbotson Portfolios dated April 30, 2013 is incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(viii)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc. with respect to the ALPS/Alerian Energy Infrastructure Portfolio is incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(ix)	Fee Waiver Letter Agreement among the Trust, ALPS Advisors, Inc. and Stadion Money Management, LLC, with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(x)	Fee Waiver Letter Agreement between the Trust and ALPS Advisors, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

(i)		Opinion and Consent of Davis Graham & Stubbs LLP, to be filed by subsequent amendment.

(j)		Not applicable.

(k)		None.

(l)	(i)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated February 23, 2007 is incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 1 as filed with the Commission on March 14, 2007.

	(ii)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc. dated April 30, 2013 is incorporated by reference to Exhibit (l)(ii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(iii)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(iv)	Share Purchase Agreement between the Trust and ALPS Fund Services, Inc., with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

(m)	(i)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended April 30, 2013, is incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

	(ii)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(iii)	Class I Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(iv)	Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended April 30, 2013, is incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

	(v)	Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(vi)	Class II Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(vii)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(viii)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(ix)	Class III Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

	(x)	Class III Shareholder Servicing Plan is incorporated by reference to Exhibit (m)(iv) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(xi)	Class III Shareholder Servicing Plan, as amended with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(xii)	Class III Shareholder Servicing Plan, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

(n)	(i)	Form of Rule 18f-3 Plan, dated April 30, 2013 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 10 as filed with the Commission on April 5, 2013.

	(ii)	Form of Rule 18f-3 Plan, as amended with respect to the ALPS/Stadion Tactical Defensive Portfolio, to be filed by subsequent amendment.

	(ii)	Form of Rule 18f-3 Plan, as amended with respect to the ALPS|JPMorgan ETF Efficiente 5 TR Index Portfolio, to be filed by subsequent amendment.

(o)		Reserved.

(p)	(i)	Trust Code of Ethics, dated December 7, 2006 is incorporated by reference to Exhibit (p)(i) to Form N-1A Registration Statement as filed with the Commission on December 8, 2006.

	(ii)	ALPS Holdings, Inc. Code of Ethics, applicable to ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., dated May 1, 2010, as amended, is incorporated by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 12 as filed with the Commission on January 15, 2014.

(iii)	Ibbotson Associates, Inc. Code of Ethics, dated February 1, 2005, as amended, is incorporated by reference to
Exhibit (p)(iii) to Post-Effective Amendment No. 7 as filed with the Commission on April 2, 2012.

	(iv)	Stadion Money Management, LLC Code of Ethics, to be filed by subsequent amendment.

(q)		Powers of Attorney for Mary K. Anstine, David M. Swanson, Scott Wentsel and Jeremy Deems are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 5 as filed with the Commission on April 4, 2011.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Registrant is controlled by its Board of Trustees. (See “Management of the Trust” in Part B hereof.)

ITEM 30. INDEMNIFICATION.

Article 8, Section 8.1 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any Trustee or officer. It states, in part, that no personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Section 8.5 states that the Registrant shall indemnify any present or past Trustee, officer, employee, or agent of the Trust to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such trustee, director, officer, employee, or agent. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification, however, will not be provided in certain circumstances. These include, among others, instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular person involved.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

The business and other connections of the Adviser and its directors and officers are disclosed in the prospectus and statement of additional information.

ALPS Advisors, Inc.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director	Chief Executive Officer and a Director of ALPS Holdings, Inc. and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Thomas A. Carter	President, Director	See Trustee and Officer Table in SAI	Fund Servicing
Jeremy O. May	Executive Vice President, Director	President and Director of ALPS Fund Services, Inc. and Executive Vice President and Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund	Fund Servicing

Services, Inc.
Corey Dillon	Senior Vice President, Director of Institutional Advisory Services	Not Applicable	Not Applicable
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Not Applicable	Not Applicable
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Eric Parsons	Vice President, Controller and Assistant Treasurer	Vice President, Controller and Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	See Trustee and Officer Table in SAI	Fund Servicing
Erin E. Douglas	Vice President, Assistant General Counsel	Vice President, Senior Associate Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Fund Servicing
JoEllen L. Legg	Vice President, Assistant General Counsel	Secretary, ALPS Series Trust	Fund Servicing
Paul F. Leone	Vice President, Associate Counsel	Secretary, RiverNorth Funds	Fund Servicing
David T. Buhler	Vice President, Senior Associate Counsel	Secretary, ALPS Variable Investment Trust, Financial Investors Trust Secretary, Westcore Trust	Fund Servicing
Rhonda Mills	Vice President, Associate Counsel	Secretary, Transparent Value Trust Vice President and Assistant Secretary, Oak Associates Funds Secretary, The Caldwell & Orkin Funds, Inc. Secretary, Tilson Investment Trust	Fund Servicing
Jennifer Welsh	Vice President, Associate Counsel	Principal Real Estate Fund	Fund Servicing
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer and Assistant Secretary, ALPS Distributors, Inc., ALPS Fund Services, Inc.,	Not Applicable

ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.
Randall D. Young	Secretary	Secretary, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Not Applicable
Gregg Wm. Givens	Assistant Treasurer	Assistant Treasurer, ALPS Distributors, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc. and ALPS Portfolio Solutions Distributor, Inc.	Not Applicable

*The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, CO, 80203.

Ibbotson Associates, Inc.

Name*	Position with Ibbotson and Associates, Inc.	Other Business Connections	Type of Business
Donald Scott Schilling	Chief Compliance Officer	None	Not Applicable
Scott A. Wentsel	Vice President	Trustee for the Registrant	Trustee
Thomas M. Idzorek	Vice President	None	Not Applicable

*The principal business address for each of the Ibbotson Associates, Inc. representatives is: 22 W. Washington St., Chicago, IL 60602.

Stadion Money Management, LLC

Stadion Money Management, LLC provides investment advisory services to persons or entities other than the Registrant. The directors and officers of Stadion Money Management, LLC have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures of a substantial nature (other than those resulting from their roles as officers and directors of the firm or TA Associates, Inc. and related entities of TA Associates, Inc.).

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	ALPS Portfolio Solutions Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Financial Investors Trust, and Select Sector SPDR Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., the distributor for Registrant, are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	President, Trustee
Jeremy O. May	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Daniel Dolan	Senior Vice President, Director of Wealth Management	None
Kevin McNally	Senior Vice President, Institutional Sales, Select Sector SPDRs	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None
Kevin J. Ireland	Senior Vice President, Institutional Sales Director	None
Mark R. Kiniry	Senior Vice President, National Sales Director, Investments	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Erin D. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	Secretary
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer Welsh	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Associate Counsel	None

* All addresses are 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

(a)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records to be maintained by the Trust).

(b)	ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as distributor for each of the Trust’s Portfolios).

(c)	ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as transfer agent and fund accountant for each of the Trust’s Portfolios).

(d)	State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02171 (records relating to its functions as custodian for each of the Portfolio’s investment portfolios).

(e)	ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its functions as Adviser for each of the Portfolio’s investment portfolios).

(f)	Ibbotson Associates, Inc., 22 W. Washington St., Chicago, IL 60602 (records relating to its functions as Subadviser for each of the Ibbotson Portfolio’s investment portfolios).

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver and State of Colorado on the 15th day of January, 2014.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	January 15, 2014
Thomas A. Carter

/s/ Patrick D. Buchanan	Chief Financial Officer & Treasurer	January 15, 2014
Patrick D. Buchanan

*	Trustee	January 15, 2014
Mary K. Anstine

*	Trustee	January 15, 2014
Jeremy W. Deems

*	Trustee	January 15, 2014
David M. Swanson

*	Trustee	January 15, 2014
Scott Wentsel

*By:	/s/ David T. Buhler
David T. Buhler
Attorney-in-fact

EXHIBIT INDEX

None